Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net revenues	$ 40,227	$ 38,889
Cost of revenues	19,849	20,191
Gross margin	20,378	18,698
Operating expenses:
Selling expense	5,567	5,797
Engineering and product development expense	3,660	3,935
General and administrative expense	7,005	6,404
Total operating expenses	16,232	16,136
Operating income	4,146	2,562
Other income	61	21
Earnings before income tax expense	4,207	2,583
Income tax expense	1,549	722
Net earnings	$ 2,658	$ 1,861
Net earnings per common share - basic (in dollars per share)	$ 0.26	$ 0.18
Weighted average common shares outstanding - basic (in shares)	10,313,747	10,473,210
Net earnings per common share - diluted (in dollars per share)	$ 0.26	$ 0.18
Weighted average common shares and common share equivalents outstanding - diluted (in shares)	10,332,920	10,493,830